UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Defiance Asset Management, LLC

Address:  100 Front Street
          Suite 920
          West Conshohocken, PA 19428

13F File Number: 028-11629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mimi Drake
Title:  Chief Financial Officer
Phone:  (610) 940-5306


Signature, Place and Date of Signing:

/s/ Mimi Drake                  West Conshohocken, PA         August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  76

Form 13F Information Table Value Total: $105,647
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.        Form 13F File Number             Name

1          028-11630                        Defiance Asset Management Fund, L.P.

2          028-12487                        Defiance Offshore Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE
                                                         June 30, 2009



COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6        COLUMN 7       COLUMN 8

                              TITLE                        VALUE      SHRS OR SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP       (x$1,000)  PRN AMT PRN CALL  DISCRETION      MANAGERS  SOLE   SHARED NONE
--------------                --------         -----       ---------  ------- --- ----  ----------      --------  ----   ------ ----
ABBOTT LABS                   COM              002824100   1,971       41,910 SH        SHARED-DEFINED  1          41,910
ABBOTT LABS                   COM              002824100   1,110       23,590 SH        SHARED-DEFINED  2          23,590
AETNA INC NEW                 COM              00817Y108   1,297       51,787 SH        SHARED-DEFINED  1          51,787
AETNA INC NEW                 COM              00817Y108     695       27,742 SH        SHARED-DEFINED  2          27,742
AGCO CORP                     COM              001084102   2,330       80,150 SH        SHARED-DEFINED  1          80,150
AGCO CORP                     COM              001084102   1,314       45,185 SH        SHARED-DEFINED  2          45,185
ALLSTATE CORP                 COM              020002101     936       38,381 SH        SHARED-DEFINED  1          38,381
ALLSTATE CORP                 COM              020002101     521       21,344 SH        SHARED-DEFINED  2          21,344
APACHE CORP                   COM              037411105     519        7,198 SH        SHARED-DEFINED  1           7,198
APACHE CORP                   COM              037411105     299        4,142 SH        SHARED-DEFINED  2           4,142
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW          049164205   1,311       56,532 SH        SHARED-DEFINED  1          56,532
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW          049164205     754       32,516 SH        SHARED-DEFINED  2          32,516
BAKER HUGHES INC              COM              057224107     879       24,120 SH        SHARED-DEFINED  1          24,120
BAKER HUGHES INC              COM              057224107     506       13,880 SH        SHARED-DEFINED  2          13,880
BECKMAN COULTER INC           COM              075811109   2,668       46,693 SH        SHARED-DEFINED  1          46,693
BECKMAN COULTER INC           COM              075811109   1,497       26,197 SH        SHARED-DEFINED  2          26,197
BP PLC                        SPONSORED ADR    055622104   3,278       68,759 SH        SHARED-DEFINED  1          68,759
BP PLC                        SPONSORED ADR    055622104   1,847       38,741 SH        SHARED-DEFINED  2          38,741
CAL DIVE INTL INC DEL         COM              12802T101       0      104,283 SH        SHARED-DEFINED  1         104,283
CAL DIVE INTL INC DEL         COM              12802T101       0       58,717 SH        SHARED-DEFINED  2          58,717
CF INDS HLDGS INC             COM              125269100   2,377       32,056 SH        SHARED-DEFINED  1          32,056
CF INDS HLDGS INC             COM              125269100   1,338       18,044 SH        SHARED-DEFINED  2          18,044
CLIFFS NATURAL RESOURCES INC  COM              18683K101     832       33,985 SH        SHARED-DEFINED  1          33,985
CLIFFS NATURAL RESOURCES INC  COM              18683K101   1,352       19,368 SH        SHARED-DEFINED  2          19,368
COCA COLA CO                  COM              191216100   3,433       71,526 SH        SHARED-DEFINED  1          71,526
COCA COLA CO                  COM              191216100   1,914       39,884 SH        SHARED-DEFINED  2          39,884
CONOCOPHILLIPS                COM              20825C104   3,373       80,184 SH        SHARED-DEFINED  1          80,184
CONOCOPHILLIPS                COM              20825C104   1,939       46,094 SH        SHARED-DEFINED  2          46,094
DELL INC                      COM              24702R101   2,344      170,751 SH        SHARED-DEFINED  1         170,751
DELL INC                      COM              24702R101   1,332       96,984 SH        SHARED-DEFINED  2          96,984
DRESSER-RAND GROUP INC        COM              261608103   1,243       47,609 SH        SHARED-DEFINED  1          47,609
DRESSER-RAND GROUP INC        COM              261608103     715       27,391 SH        SHARED-DEFINED  2          27,391
EMERSON ELEC CO               COM              291011104   1,703       52,548 SH        SHARED-DEFINED  1          52,548
EMERSON ELEC CO               COM              291011104     959       29,585 SH        SHARED-DEFINED  2          29,585
F M C CORP                    COM NEW          302491303   2,822       59,668 SH        SHARED-DEFINED  1          59,668
F M C CORP                    COM NEW          302491303   1,624       34,332 SH        SHARED-DEFINED  2          34,332
FLEXTRONICS INTL LTD          ORD              Y2573F102   1,303      314,028 SH        SHARED-DEFINED  1         314,028
FLEXTRONICS INTL LTD          ORD              Y2573F102     737      177,539 SH        SHARED-DEFINED  2         177,539
FLOWSERVE CORP                COM              34354P105   2,378       34,062 SH        SHARED-DEFINED  1          34,062
FLOWSERVE CORP                COM              34354P105   1,346       19,277 SH        SHARED-DEFINED  2          19,277
GRAFTECH INTL LTD             COM              384313102     759       67,088 SH        SHARED-DEFINED  1          67,088
GRAFTECH INTL LTD             COM              384313102     429       37,912 SH        SHARED-DEFINED  2          37,912
HEWLETT PACKARD CO            COM              428236103   2,649       68,544 SH        SHARED-DEFINED  1          68,544
HEWLETT PACKARD CO            COM              428236103   1,525       39,456 SH        SHARED-DEFINED  2          39,456
HONEYWELL INTL INC            COM              438516106   1,901       60,544 SH        SHARED-DEFINED  1          60,544
HONEYWELL INTL INC            COM              438516106   1,079       34,349 SH        SHARED-DEFINED  2          34,349
JAKKS PAC INC                 COM              47012E106     970       75,566 SH        SHARED-DEFINED  1          75,566
JAKKS PAC INC                 COM              47012E106     531       41,412 SH        SHARED-DEFINED  2          41,412
JOHNSON & JOHNSON             COM              478160104   3,363       59,211 SH        SHARED-DEFINED  1          59,211
JOHNSON & JOHNSON             COM              478160104   1,814       31,939 SH        SHARED-DEFINED  2          31,939
LOCKHEED MARTIN CORP          COM              539830109   1,202       14,909 SH        SHARED-DEFINED  1          14,909
LOCKHEED MARTIN CORP          COM              539830109     669        8,291 SH        SHARED-DEFINED  2           8,291
MANTECH INTL CORP             CL A             564563104   1,046       24,314 SH        SHARED-DEFINED  1          24,314
MANTECH INTL CORP             CL A             564563104     589       13,686 SH        SHARED-DEFINED  2          13,686
MICROSOFT CORP                COM              594918104   2,269       95,472 SH        SHARED-DEFINED  1          95,472
MICROSOFT CORP                COM              594918104   1,269       53,378 SH        SHARED-DEFINED  2          53,378
ORACLE CORP                   COM              68389X105   1,587       74,085 SH        SHARED-DEFINED  1          74,085
ORACLE CORP                   COM              68389X105     859       40,120 SH        SHARED-DEFINED  2          40,120
PROCTER & GAMBLE CO           COM              742718109   3,696       72,330 SH        SHARED-DEFINED  1          72,330
PROCTER & GAMBLE CO           COM              742718109   2,068       40,470 SH        SHARED-DEFINED  2          40,470
RYDEX ETF TRUST               S&P 500 EQ TRD   78355W106       0       59,764 SH        SHARED-DEFINED  1          59,764
RYDEX ETF TRUST               S&P 500 EQ TRD   78355W106       0       33,236 SH        SHARED-DEFINED  2          33,236
SKECHERS U S A INC            CL A             830566105   1,829      187,191 SH        SHARED-DEFINED  1         187,191
SKECHERS U S A INC            CL A             830566105   1,028      105,251 SH        SHARED-DEFINED  2         105,251
SPDR SERIES TRUST             S&P METALS MNG   78464A755   1,379       37,272 SH        SHARED-DEFINED  1          37,272
SPDR SERIES TRUST             S&P METALS MNG   78464A755     767       20,728 SH        SHARED-DEFINED  2          20,728
SPDR TR                       UNIT SER 1       78462F103       0       34,162 SH        SHARED-DEFINED  1          34,162
SPDR TR                       UNIT SER 1       78462F103       0       19,023 SH        SHARED-DEFINED  2          19,023
SYMANTEC CORP                 COM              871503108   2,393      153,616 SH        SHARED-DEFINED  1         153,616
SYMANTEC CORP                 COM              871503108   1,346       86,384 SH        SHARED-DEFINED  2          86,384
WALGREEN CO                   COM              931422109   1,239       42,139 SH        SHARED-DEFINED  1          42,139
WALGREEN CO                   COM              931422109     694       23,501 SH        SHARED-DEFINED  2          23,501
WELLPOINT INC                 COM              94973V107   2,777       54,569 SH        SHARED-DEFINED  1          54,569
WELLPOINT INC                 COM              94973V107   1,564       30,733 SH        SHARED-DEFINED  2          30,733
WET SEAL INC                  CL A             961840105   1,010      328,995 SH        SHARED-DEFINED  1         328,995
WET SEAL INC                  CL A             961840105     551      179,463 SH        SHARED-DEFINED  2         179,463



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